UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 6/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2011 (Unaudited)

DWS Mid Cap Growth Fund
	Shares	Value ($)
Common Stocks 95.9%
Consumer Discretionary 16.5%
Auto Components 2.5%
BorgWarner, Inc.* (a)	72,496	5,856,952
Gentex Corp. (a)	149,779	4,527,819

		10,384,771
Hotels Restaurants & Leisure 2.8%
Darden Restaurants, Inc.	131,284	6,532,692
Panera Bread Co. "A"* (a)	41,927	5,268,547

		11,801,239
Household Durables 1.0%
Jarden Corp. (a)	127,636	4,404,718
Internet & Catalog Retail 0.8%
Priceline.com, Inc.* (a)	6,379	3,265,601
Specialty Retail 6.2%
Advance Auto Parts, Inc. (a)	81,285	4,754,360
Children's Place Retail Stores, Inc.* (a)	117,195	5,214,005
Guess?, Inc. (a)	143,600	6,039,816
Tiffany & Co. (a)	67,007	5,261,390
Urban Outfitters, Inc.* (a)	174,474	4,911,443

		26,181,014
Textiles, Apparel & Luxury Goods 3.2%
Deckers Outdoor Corp.* (a)	94,306	8,312,131
Hanesbrands, Inc.* (a)	188,920	5,393,666

		13,705,797
Consumer Staples 6.2%
Food Products 2.8%
Diamond Foods, Inc. (a)	91,265	6,967,170
Green Mountain Coffee Roasters, Inc.* (a)	56,093	5,006,861

		11,974,031
Household Products 1.2%
Church & Dwight Co., Inc. (a)	124,664	5,053,879
Personal Products 2.2%
Herbalife Ltd.	158,342	9,126,833
Energy 9.7%
Energy Equipment & Services 6.2%
Complete Production Services, Inc.*	175,422	5,852,078
Core Laboratories NV (a)	36,649	4,087,830
Dresser-Rand Group, Inc.* (a)	83,743	4,501,186
FMC Technologies, Inc.* (a)	102,535	4,592,543
National Oilwell Varco, Inc.	58,283	4,558,313
Oil States International, Inc.* (a)	33,489	2,676,106

		26,268,056
Oil, Gas & Consumable Fuels 3.5%
Concho Resources, Inc.*	50,920	4,677,002
Pioneer Natural Resources Co. (a)	33,143	2,968,619
Ultra Petroleum Corp.* (a)	82,700	3,787,660
Whiting Petroleum Corp.*	59,675	3,396,104

		14,829,385
Financials 7.8%
Capital Markets 3.6%
Affiliated Managers Group, Inc.* (a)	30,638	3,108,225
Invesco Ltd.	129,723	3,035,518
Jefferies Group, Inc. (a)	87,531	1,785,632
Lazard Ltd. "A"	104,244	3,867,452
TD Ameritrade Holding Corp. (a)	168,799	3,293,269

		15,090,096
Commercial Banks 1.9%
Huntington Bancshares, Inc.	378,689	2,484,200
Prosperity Bancshares, Inc. (a)	65,868	2,886,336
Zions Bancorp. (a)	102,718	2,466,259

		7,836,795
Diversified Financial Services 1.3%
Portfolio Recovery Associates, Inc.* (a)	66,715	5,656,765
Insurance 1.0%
W.R. Berkley Corp. (a)	135,365	4,391,241
Health Care 14.6%
Biotechnology 1.2%
Onyx Pharmaceuticals, Inc.*	75,686	2,671,716
United Therapeutics Corp.* (a)	39,439	2,173,089

		4,844,805
Health Care Equipment & Supplies 3.1%
Kinetic Concepts, Inc.* (a)	97,140	5,598,178
Sirona Dental Systems, Inc.*	66,704	3,541,983
Thoratec Corp.*	123,928	4,067,317

		13,207,478
Health Care Providers & Services 4.5%
AmerisourceBergen Corp.	137,589	5,696,185
Centene Corp.* (a)	134,003	4,761,127
Fresenius Medical Care AG & Co. KGaA (ADR) (a)	67,655	5,053,828
Laboratory Corp. of America Holdings* (a)	33,593	3,251,466

		18,762,606
Health Care Technology 1.8%
SXC Health Solutions Corp.*	132,196	7,788,988
Life Sciences Tools & Services 0.9%
Life Technologies Corp.*	73,634	3,834,122
Pharmaceuticals 3.1%
Hospira, Inc.* (a)	77,579	4,395,626
Questcor Pharmaceuticals, Inc.* (a)	355,090	8,557,669

		12,953,295
Industrials 13.0%
Aerospace & Defense 1.4%
BE Aerospace, Inc.* (a)	140,666	5,740,579
Commercial Services & Supplies 1.0%
Stericycle, Inc.* (a)	46,738	4,165,291
Construction & Engineering 0.6%
Chicago Bridge & Iron Co. NV	68,274	2,655,859
Electrical Equipment 2.9%
Babcock & Wilcox Co.*	103,773	2,875,550
General Cable Corp.* (a)	149,049	6,346,506
Thomas & Betts Corp.*	53,636	2,888,299

		12,110,355
Machinery 4.8%
Flowserve Corp. (a)	34,462	3,787,029
Gardner Denver, Inc. (a)	37,886	3,184,318
Joy Global, Inc.	48,972	4,664,093
Terex Corp.* (a)	120,466	3,427,258
Timken Co.	101,822	5,131,829

		20,194,527
Professional Services 1.0%
Robert Half International, Inc. (a)	163,001	4,405,917
Road & Rail 1.3%
Kansas City Southern* (a)	94,021	5,578,266
Information Technology 21.0%
Communications Equipment 3.8%
F5 Networks, Inc.* (a)	47,936	5,284,944
Harris Corp. (a)	43,424	1,956,685
Juniper Networks, Inc.*	70,210	2,211,615
Polycom, Inc.* (a)	78,800	5,066,840
Riverbed Technology, Inc.*	39,691	1,571,367

		16,091,451
Computers & Peripherals 1.7%
NetApp, Inc.* (a)	63,856	3,370,320
Western Digital Corp.*	107,182	3,899,281

		7,269,601
Electronic Equipment, Instruments & Components 0.7%
Itron, Inc.* (a)	57,866	2,786,827
Internet Software & Services 1.0%
Equinix, Inc.*	41,284	4,170,510
IT Services 2.7%
Cognizant Technology Solutions Corp. "A"* (a)	56,029	4,109,167
Syntel, Inc. (a)	58,032	3,430,852
VeriFone Systems, Inc.*	88,899	3,942,670

		11,482,689
Semiconductors & Semiconductor Equipment 4.2%
Analog Devices, Inc.	76,014	2,975,188
ARM Holdings PLC (ADR) (a)	96,993	2,757,511
Cavium, Inc.* (a)	68,267	2,975,759
First Solar, Inc.* (a)	22,327	2,953,192
Netlogic Microsystems, Inc.* (a)	87,779	3,548,027
Novellus Systems, Inc.* (a)	67,580	2,442,341

		17,652,018
Software 6.9%
BMC Software, Inc.* (a)	77,326	4,229,732
Check Point Software Technologies Ltd.*	85,351	4,852,204
Concur Technologies, Inc.* (a)	57,531	2,880,577
MICROS Systems, Inc.*	96,335	4,788,813
Red Hat, Inc.* (a)	111,102	5,099,582
Rovi Corp.* (a)	69,086	3,962,773
Salesforce.com, Inc.* (a)	21,552	3,210,817

		29,024,498
Materials 5.0%
Chemicals 1.4%
Scotts Miracle-Gro Co. "A" (a)	48,418	2,484,328
Solutia, Inc.*	147,431	3,368,798

		5,853,126
Containers & Packaging 0.7%
Crown Holdings, Inc.*	78,133	3,033,123
Metals & Mining 2.1%
Cliffs Natural Resources, Inc. (a)	37,253	3,444,040
Molycorp, Inc.* (a)	43,737	2,670,581
Thompson Creek Metals Co., Inc.*	286,457	2,858,841

		8,973,462
Paper & Forest Products 0.8%
Schweitzer-Mauduit International, Inc. (a)	56,834	3,191,229
Telecommunication Services 2.1%
Wireless Telecommunication Services
American Tower Corp. "A"*	73,520	3,847,301
MetroPCS Communications, Inc.* (a)	286,985	4,939,012

		8,786,313

Total Common Stocks (Cost $290,575,069)		404,527,156
Securities Lending Collateral 45.4%
Daily Assets Fund Institutional, 0.13% (b) (c) (Cost $191,340,360)	191,340,360	191,340,360
Cash Equivalents 4.4%
Central Cash Management Fund, 0.11% (b) (Cost $18,654,994)	18,654,994	18,654,994

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $500,570,423) †	145.7	614,522,510
Other Assets and Liabilities, Net	(45.7)	(192,794,902)

Net Assets	100.0	421,727,608

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $504,160,685.  At June 30, 2011, net unrealized appreciation for all securities based on tax cost was $110,361,825.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $117,358,436 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,996,611.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2011 amounted to $189,345,898 which is 44.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$404,527,156	$—	$—	$404,527,156
Short-Term Investments(d)	209,995,354	—	—	209,995,354
Total	$614,522,510	$—	$—	$614,522,510

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.
.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2011